Other comprehensive income - Equity Method Entities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (8,070)	€ (8,383)
Balance at end of year	(15,430)	(8,070)	€ (8,383)
Investments accounted for using equity method
Items that may be reclassified to profit or loss
Balance at beginning of year	(153)	(232)	(85)
Revaluation gains/(losses)	(84)	79	(156)
Net amounts transferred to profit or loss	15		9
Balance at end of year	(222)	(153)	(232)
Investments accounted for using equity method | Zurich Santander Insurance America S.L.
Items that may be reclassified to profit or loss
Balance at beginning of year	(84)	(136)
Balance at end of year	€ (145)	€ (84)	€ (136)